Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies.
Commitments and Contingencies

16.Commitments and Contingencies

Lease commitments

The Group’s lease commitments consist of commitments under the lease agreements for the Group’s office, staff quarters and other operating related facilities. As of December 31, 2024, the total amount of future lease payments under operating leases was RMB1.6 million, of which RMB1.0 million is within one year and the remaining RMB0.6 million is more than one year and less than three years.

Litigation

As of December 31, 2024, the Group was involved in two pending litigations related to i) a claim of music copyright infringement with an aggregate amount of RMB 9.1 million, which the case was in the preliminary stage based on the lawyer letter. However, given the inherent uncertainty of the timing and outcome of the litigation, the Group was unable to reasonably estimate the potential losses; ii) a claim, of which the Company was the stakeholder, concerning suspected fraud involving consumer funds received by the Company in September 2024, the Company received the court final judgment on April 10, 2025 that held to the Company is required to recover and refund the top-up amount of RMB 8.4 million, and such judgement is still subject to an appeal by the Company. The Company had recognized the corresponding loss and liabilities RMB 8.4 million as of December 31 2024. See Note 11 for additional information of such liabilities recorded.

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. See Note 11 for additional information of such liabilities recorded.

Based on currently available information, management does not believe that the ultimate outcome of any unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows beyond the amounts already reflected in the accompanying financial statements, however, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future.